Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Short-term Investments
Summary of Short-term Investments

	As of December 31,
	2023	2024
	RMB	RMB
Held-to-maturity investments	1,327,977	1,027,846
Investments under fair value option	1,668,550	584,773
Total	2,996,527	1,612,619